CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Previously Reported	Adjusted	Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock Previously Reported	Redeemable Convertible Preferred Stock Revision of Prior Period, Adjustment	Redeemable Convertible Preferred Stock Adjusted	Common Stock	Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Common Stock Adjusted	Treasury Stock	Treasury Stock Previously Reported	Treasury Stock Revision of Prior Period, Adjustment	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Revision of Prior Period, Adjustment	Additional Paid-In Capital Adjusted	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Adjusted	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Other Comprehensive Loss Adjusted
Beginning balance, Redeemable Convertible Preferred Stock at Dec. 31, 2020				$ 15,570
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2020				20,370,377
Beginning balance at Dec. 31, 2020	$ 10,205							$ 532				$ (933)			$ 55,066				$ (44,235)			$ (225)
Beginning balance, shares at Dec. 31, 2020								53,175,028				(811,156)
Stock-based compensation	32														32
Accretion of redeemable convertible preferred stock to redemption value				$ 1,119
Accretion of redeemable convertible preferred stock to redemption value	(1,119)														(1,119)
Net income	2,101																		2,101
Ending balance, Redeemable Convertible Preferred Stock at Dec. 31, 2021	16,689			$ 16,689
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021				20,370,377
Ending balance at Dec. 31, 2021	$ 11,160	$ 11,160	$ 11,160					$ 532	$ 532	$ (531)	$ 1	$ (933)	$ (933)	$ 933	53,979	$ 53,979	$ (402)	$ 53,577	(42,134)	$ (42,134)	$ (42,134)	(284)	$ (284)	$ (284)
Ending balance, shares at Dec. 31, 2021								53,175,028	53,175,028	(41,223,891)	11,951,137	(811,156)	(811,156)	811,156
Net exercise of DTIH stockholders stock options, shares	0
Foreign currency translation adjustment, net of tax	$ (59)																					(59)
Temporary equity, ending balance at Dec. 31, 2021					$ 16,689		$ 16,689
Temporary equity, ending balance, shares at Dec. 31, 2021					20,370,377	(13,650,736)	6,719,641
Accretion of redeemable convertible preferred stock to redemption value				$ 294
Net income	1,333																		1,333
Ending balance at Mar. 31, 2022	12,124							$ 1							53,283				(40,801)			(359)
Ending balance, shares at Mar. 31, 2022								11,951,137
Accretion of redeemable convertible preferred stock to redemption value	(294)														(294)
Foreign currency translation adjustment, net of tax	(75)																					(75)
Temporary equity, ending balance at Mar. 31, 2022				$ 16,983
Temporary equity, ending balance, shares at Mar. 31, 2022				6,719,641
Beginning balance, Redeemable Convertible Preferred Stock at Dec. 31, 2021	16,689			$ 16,689
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021				20,370,377
Beginning balance at Dec. 31, 2021	11,160	11,160	11,160					$ 532	$ 532	$ (531)	$ 1	$ (933)	$ (933)	$ 933	53,979	53,979	(402)	53,577	(42,134)	(42,134)	(42,134)	(284)	(284)	(284)
Beginning balance, shares at Dec. 31, 2021								53,175,028	53,175,028	(41,223,891)	11,951,137	(811,156)	(811,156)	811,156
Accretion of redeemable convertible preferred stock to redemption value	(589)
Net income	7,267
Ending balance at Jun. 30, 2022	$ 17,776							$ 1							52,988				(34,867)			(346)
Ending balance, shares at Jun. 30, 2022								11,951,137
Temporary equity, beginning balance at Dec. 31, 2021					$ 16,689		$ 16,689
Temporary equity, beginning balance, shares at Dec. 31, 2021					20,370,377	(13,650,736)	6,719,641
Net exercise of DTIH stockholders stock options, shares	0
Temporary equity, ending balance at Jun. 30, 2022				$ 17,278
Temporary equity, ending balance, shares at Jun. 30, 2022				6,719,641
Beginning balance, Redeemable Convertible Preferred Stock at Dec. 31, 2021	$ 16,689			$ 16,689
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021				20,370,377
Beginning balance at Dec. 31, 2021	11,160	11,160	11,160					$ 532	$ 532	$ (531)	$ 1	$ (933)	$ (933)	$ 933	53,979	53,979	(402)	53,577	(42,134)	(42,134)	(42,134)	(284)	(284)	(284)
Beginning balance, shares at Dec. 31, 2021								53,175,028	53,175,028	(41,223,891)	11,951,137	(811,156)	(811,156)	811,156
Accretion of redeemable convertible preferred stock to redemption value				$ 1,189
Accretion of redeemable convertible preferred stock to redemption value	(1,189)														(1,189)
Net income	21,080																		21,080
Ending balance, Redeemable Convertible Preferred Stock at Dec. 31, 2022	$ 17,878			$ 17,878
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2022	6,719,641			20,370,377
Ending balance at Dec. 31, 2022	$ 31,224	31,224	31,224					$ 532	$ 532	$ (531)	$ 1	$ (933)	$ (933)	$ 933	52,790	52,790	(402)	52,388	(21,054)	(21,054)	(21,054)	(111)	(111)	(111)
Ending balance, shares at Dec. 31, 2022								53,175,028	53,175,028	(41,223,891)	11,951,137	(811,156)	(811,156)	811,156
Temporary equity, beginning balance at Dec. 31, 2021					$ 16,689		$ 16,689
Temporary equity, beginning balance, shares at Dec. 31, 2021					20,370,377	(13,650,736)	6,719,641
Net exercise of DTIH stockholders stock options, shares	0
Foreign currency translation adjustment, net of tax	$ 173																					173
Temporary equity, ending balance at Dec. 31, 2022					$ 17,878		$ 17,878
Temporary equity, ending balance, shares at Dec. 31, 2022	6,719,641				20,370,377	(13,650,736)	6,719,641
Beginning balance at Mar. 31, 2022	$ 12,124							$ 1							53,283				(40,801)			(359)
Beginning balance, shares at Mar. 31, 2022								11,951,137
Accretion of redeemable convertible preferred stock to redemption value				$ 295
Accretion of redeemable convertible preferred stock to redemption value	(295)
Net income	5,934																		5,934
Ending balance at Jun. 30, 2022	17,776							$ 1							52,988				(34,867)			(346)
Ending balance, shares at Jun. 30, 2022								11,951,137
Temporary equity, beginning balance at Mar. 31, 2022				$ 16,983
Temporary equity, beginning balance, shares at Mar. 31, 2022				6,719,641
Accretion of redeemable convertible preferred stock to redemption value	$ (295)														(295)
Net exercise of DTIH stockholders stock options, shares	0
Foreign currency translation adjustment, net of tax	$ 13																					13
Temporary equity, ending balance at Jun. 30, 2022				$ 17,278
Temporary equity, ending balance, shares at Jun. 30, 2022				6,719,641
Beginning balance at Dec. 31, 2022	31,224	31,224	31,224					$ 532	$ 532	$ (531)	$ 1	$ (933)	$ (933)	$ 933	52,790	52,790	(402)	52,388	(21,054)	(21,054)	(21,054)	(111)	(111)	(111)
Beginning balance, shares at Dec. 31, 2022								53,175,028	53,175,028	(41,223,891)	11,951,137	(811,156)	(811,156)	811,156
Accretion of redeemable convertible preferred stock to redemption value				$ 314
Net income	5,701																		5,701
Ending balance at Mar. 31, 2023	$ 36,611							$ 1							52,074				(15,353)			(111)
Ending balance, shares at Mar. 31, 2023								11,951,137
Temporary equity, beginning balance at Dec. 31, 2022					$ 17,878		$ 17,878
Temporary equity, beginning balance, shares at Dec. 31, 2022	6,719,641				20,370,377	(13,650,736)	6,719,641
Accretion of redeemable convertible preferred stock to redemption value	$ (314)														(314)
Temporary equity, ending balance at Mar. 31, 2023				$ 18,192
Temporary equity, ending balance, shares at Mar. 31, 2023				6,719,641
Beginning balance, Redeemable Convertible Preferred Stock at Dec. 31, 2022	$ 17,878			$ 17,878
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2022	6,719,641			20,370,377
Beginning balance at Dec. 31, 2022	$ 31,224	$ 31,224	$ 31,224					$ 532	$ 532	$ (531)	$ 1	$ (933)	$ (933)	$ 933	52,790	$ 52,790	$ (402)	$ 52,388	(21,054)	$ (21,054)	$ (21,054)	(111)	$ (111)	$ (111)
Beginning balance, shares at Dec. 31, 2022								53,175,028	53,175,028	(41,223,891)	11,951,137	(811,156)	(811,156)	811,156
Accretion of redeemable convertible preferred stock to redemption value	(314)
Net income	$ 6,638
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Jun. 30, 2023	6,719,641			0
Ending balance at Jun. 30, 2023	$ 80,487							$ 3							95,218				(14,416)			(318)
Ending balance, shares at Jun. 30, 2023								29,768,568
Temporary equity, beginning balance at Dec. 31, 2022					$ 17,878		$ 17,878
Temporary equity, beginning balance, shares at Dec. 31, 2022	6,719,641				20,370,377	(13,650,736)	6,719,641
Temporary equity, ending balance, shares at Jun. 30, 2023	6,719,641
Beginning balance at Mar. 31, 2023	$ 36,611							$ 1							52,074				(15,353)			(111)
Beginning balance, shares at Mar. 31, 2023								11,951,137
Stock-based compensation	3,986														3,986
Net income	937																		937
Issuance of common stock in connection with the consummation of the PIPE Financing	$ 30,000														30,000
Issuance of common stock in connection with the consummation of the PIPE Financing, shares								2,970,296
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Jun. 30, 2023	6,719,641			0
Ending balance at Jun. 30, 2023	$ 80,487							$ 3							95,218				$ (14,416)			(318)
Ending balance, shares at Jun. 30, 2023								29,768,568
Temporary equity, beginning balance at Mar. 31, 2023				$ 18,192
Temporary equity, beginning balance, shares at Mar. 31, 2023				6,719,641
Net exercise of DTIH stockholders stock options, shares								36,163
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock				$ (18,192)
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock, shares				(6,719,641)
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock	7,193							$ 1							7,192
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock, shares								6,719,641
Issuance of DTIC Common Stock to former holders of DTIH redeemable convertible preferred stock in connection with Exchange Agreements	10,805														10,805
Issuance of DTIC Common Stock to former holders of DTIH redeemable convertible preferred stock in connection with Exchange Agreements, shares								2,042,181
Merger, net of redemptions and transaction costs	(8,838)							$ 1							$ (8,839)
Merger, net of redemptions and transaction costs, shares								5,711,721
Stock-based compensation								337,429
Foreign currency translation adjustment, net of tax	$ (207)																					$ (207)
Temporary equity, ending balance, shares at Jun. 30, 2023	6,719,641